Shareholder Report, Average Annual Return (Details)	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended		5 Months Ended	8 Months Ended		9 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Defiance Daily Target 2X Long AVGO ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(8.41%)
Defiance Daily Target 2X Long HIMS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(21.94%)
Defiance Daily Target 2X Long HOOD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	31.25%
Defiance Daily Target 2X Long IONQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				72.50%
Defiance Daily Target 2X Long LLY ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												11.16%
Defiance Daily Target 2X Long MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											175.98%
Defiance Daily Target 2X Long NVO ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								(68.70%)
Defiance Daily Target 2X Long ORCL ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(38.74%)
Defiance Daily Target 2X Long RGTI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		13.95%
Defiance Daily Target 2X Long RIOT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(65.65%)
Defiance Daily Target 2X Long RKLB ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			22.50%
Defiance Daily Target 2X Long SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(93.87%)
Defiance Daily Target 2X Short SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(14.70%)
Defiance Daily Target 2X Short MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(98.48%)
Defiance Daily Target 2X Long SOFI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(48.85%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.69%)	(0.68%)	(0.38%)	0.11%	(8.16%)	(4.71%)	(6.06%)	(7.43%)	0.40%	(0.03%)	3.07%	8.17%